Note 8 - Federal Funds Purchased 1 (Details Textual) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Federal Funds Purchased	$ 0	$ 435,000	$ 0
Federal Funds Purchased [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 8,000,000	$ 8,000,000